INCOME TAX CREDIT (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax (credit)/ expense
Irish Corporation tax	$ 0	$ (336)	$ (520)
Foreign taxes	462	(5)	296
Adjustment in respect of prior years	(198)	61	113
Total current tax credit	264	(280)	(111)
Deferred tax credit
Origination and reversal of temporary differences (see Note 14)	(547)	324	620
Origination and reversal of net operating losses (see Note 14)	224	(238)	(583)
Total deferred tax credit	(323)	86	37
Tax expense (income)	(59)	(194)	(74)
Tax charge/(credit) on discontinued operations (see Note 8)	0	2	(92)
Total tax credit	$ (59)	$ (192)	$ (166)